Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders
Ordinary shares issued	5,189
Ordinary shares		30,843
Grant of RSUs		963,500
Shares grant of RSUs	112,028
Weighted average fair value of options granted (in Dollars per share)	$ 6.27		$ 4.64
Restricted Stock Units (RSUs) [Member]
Shareholders
Grant of RSUs		235,000	418,733
Shares grant of RSUs			4,906
Weighted average fair value of RSUs granted (in Dollars per share)	$ 9.67	$ 8.43	$ 11.68
Total fair value (in Dollars)	$ 6,138	$ 5,421	$ 6,588
Total unrecognized costs related to non-vested share-based compensation (in Dollars)	$ 14,547
Recognized over a weighted average period	2 years 6 months
2013 Share Option Plan [Member]
Shareholders
Grant of RSUs	997,364
Equity incentive plan	3,000,000
Shares grant of RSUs	1,180,308
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders
RSUs vesting terms	1 year	2 years	2 years
Minimum [Member] | 2013 Share Option Plan [Member]
Shareholders
RSUs vesting terms		2 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders
RSUs vesting terms	4 years	4 years	5 years
Maximum [Member] | 2013 Share Option Plan [Member]
Shareholders
RSUs vesting terms		4 years